STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Reserves [Line Items]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriation of reserves	$ 0	$ 0	$ 0
Restricted net assets	$ 268,195	1,439,369	724,123
VIEs
Statutory Reserves [Line Items]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Restricted net assets	$ 268,195	$ 1,439,369	$ 724,123